Revenue - Schedule of Disaggregation of Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2024	Apr. 30, 2023	Apr. 30, 2022
Digital solutions services
Disaggregation of revenue from contracts with customers	$ 8,673	$ 22,814	$ 33,066	$ 25,271
Digital solutions services – insurance brokerage services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	486	851	1,540	1,514
Digital solutions services – other digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	1,278	2,562	28,037	23,689
Media and entertainment services – fashion, arts and luxury media advertising services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	27	4	1,294	68
Hotel operations, hospitality and VIP services - hotel operations, hospitality and VIP services income [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	6,882	19,397	2,195
Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	1,764	3,413	29,577	25,203
Digital solutions services [Member] | Digital solutions services – insurance brokerage services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	486	851	1,540	1,514
Digital solutions services [Member] | Digital solutions services – other digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	1,278	2,562	28,037	23,689
Digital solutions services [Member] | Media and entertainment services – fashion, arts and luxury media advertising services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Digital solutions services [Member] | Hotel operations, hospitality and VIP services - hotel operations, hospitality and VIP services income [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	27	4	1,294	68
Media and entertainment services [Member] | Digital solutions services – insurance brokerage services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Media and entertainment services [Member] | Digital solutions services – other digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Media and entertainment services [Member] | Media and entertainment services – fashion, arts and luxury media advertising services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	27	4	1,294	68
Media and entertainment services [Member] | Hotel operations, hospitality and VIP services - hotel operations, hospitality and VIP services income [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	6,882	19,397	2,195
Hotel operations, hospitality and VIP services [Member] | Digital solutions services – insurance brokerage services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Hotel operations, hospitality and VIP services [Member] | Digital solutions services – other digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Hotel operations, hospitality and VIP services [Member] | Media and entertainment services – fashion, arts and luxury media advertising services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Hotel operations, hospitality and VIP services [Member] | Hotel operations, hospitality and VIP services - hotel operations, hospitality and VIP services income [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	6,882	19,397	2,195
A point in time [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	486	851	1,540	1,514
A point in time [Member] | Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	486	851	1,540	1,514
A point in time [Member] | Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
A point in time [Member] | Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers
Over time [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	8,187	21,963	31,526	23,757
Over time [Member] | Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	1,278	2,562	28,037	23,689
Over time [Member] | Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	27	4	1,294	68
Over time [Member] | Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	6,882	19,397	2,195
Timing of revenue recognition [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	8,673	22,814	33,066	25,271
Timing of revenue recognition [Member] | Digital solutions services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	1,764	3,413	29,577	25,203
Timing of revenue recognition [Member] | Media and entertainment services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	27	4	1,294	$ 68
Timing of revenue recognition [Member] | Hotel operations, hospitality and VIP services [Member]
Digital solutions services
Disaggregation of revenue from contracts with customers	$ 6,882	$ 19,397	$ 2,195